Exhibit 99.1

EXHIBIT 99.1 – ADMINISTRATOR’S DISTRIBUTION DATE CERTIFICATE

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Quarterly Distribution Date - 12/26/07

Collection Period - September 1, 2007 - November 30, 2007

1. Restricted Cash Account Activity	09/30/07	10/31/07	11/30/07

A. Collection Account Activity

Collection period payment activity
Principal Payments	$3,203,569	$3,327,781	$2,557,960
Principal Claim Payments	664,455	1,235,066	3,248,120
Interest Payments	2,176,229	2,534,406	2,507,119
Interest Claim Payments	23,069	73,692	195,227
Fees	7,119	7,598	8,734
Repurchased principal and interest	—	—	—
Subtotal	6,074,441	7,178,543	8,517,160
Prior Period Collections Deposited by the Servicer in the Current Period	207,025	903,018	1,037,899
Current Period Collections Deposited by the Servicer in the Subsequent Period	(903,018)	(1,037,899)	(217,983)
Total Cash Remitted by the Servicers During the Current collection Period	5,378,448	7,043,662	9,337,075
Other Deposits
Special Allowance Payments	—	5,386,722	—
Subsidy Payments	—	1,530,170	—
Interest Earnings on Trust Accounts	1,070,697	911,597	311,263
Total Deposits	6,449,146	14,872,151	9,648,339
Prior Period Undistributed Collections	11,730,530	6,904,469	16,114,085
Amounts transferred from other Trust Funds	16,576,521	—	—
Total Cash Distributions	(27,851,728)	(5,662,534)	(5,733,998)
Collection Account Balance at the end of the Collection Period	$6,904,469	$16,114,085	$20,028,426

B. Distributions from the Collection Account

Distribution Date	10/25/07	11/26/07	12/26/07

To the U.S. Department of Education	$925,299	$922,310	$919,105
To Servicers, Trustee, Delaware Trustee, Administration Fees	74,794	81,769	236,844
To Pay Future Trustee, Administration, and Interest Distributions	4,662,442	4,729,918	4,536,205
To Pay Interest on Class A Notes	—	—	—
To Pay Principal on Class A Notes	—	—	13,548,568
To Pay Interest on Class B Notes	—	—	—
To Pay Principal on Class B Notes	—	—	—
To Pay Interest on Class C Notes	—	—	501,113
To Pay Principal on Class C Notes	—	—	—
For Redemption of Notes	—	—	—
To Pay Carry-Over Interest Amounts on Notes	—	—	—
To Swap Counterparties	—	—	—
To the Reserve Account	—	—	286,592
To the Acquisition Account	—	—	—
To the Remarketing Fee Fund	—	—	—
To the Supplemental Interest Fund	—	—	—
To the Surplus Fund/Issuer	—	—	—
Total Collection Account Distributions	$5,662,534	$5,733,998	$20,028,426

C. Payments from the Trust Estate

Total Restricted Cash at the beginning of the collection period	$230,930,550	$67,837,430	$81,223,716
Total Deposits	6,449,146	14,872,151	9,648,339
Note Retirements	(22,111,347)	—	—
Payments
Class A ARN Notes	—	—	—
Class B ARN Notes	(220,500)	(234,500)	(212,800)
Class C ARN Notes	—	—	—
Class A FRN Notes	(18,661,675)	—	—
Class B FRN Notes	—	—	—
Class C FRN Notes	(616,621)	—	—
Consolidation Rebate	(817,997)	(925,299)	(922,310)
Broker Dealer	(5,250)	(5,250)	(5,250)
Auction Agent	—	—	—
Servicing	(147,129)	(74,794)	(81,769)
Administrative	(109,036)	—	—
Trustee	(24,719)	—	—
Amounts released to Issuer	—	—	—
Miscellaneous	(126,827,992)	(246,022)	—
Total Payments	(147,430,919)	(1,485,865)	(1,222,129)
Total Restricted Cash Account Balance at the end of the Collection Period	$67,837,430	$81,223,716	$89,649,925

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Quarterly Distribution Date - 12/26/07

Collection Period - September 1, 2007 - November 30, 2007

1. Restricted Cash Account Activity (Continued)

D. Collection Account Activity

Available Collection Account Balance on 12/24/2007	$20,028,426
To the U.S. Department of Education	(919,105)
To Servicers, Trustee, Delaware Trustee, Administration Fees	(236,844)
To the Future Distribution Fund for Trustee Payments	(5,250)
To Future Distribution Fund for Class A Interest Payments	(4,299,955)
To Future Distribution Fund for Class B Interest Payments	(231,000)
To Pay Interest on Class C Notes	(501,113)
To the Reserve Account	(286,592)
To Pay Principal on Class A Notes	(13,548,568)
Ending Available Collection Account Balance on 12/26/2007	$—

E. Future Distribution Fund Activity

Beginning Future Distribution Fund 12/24/2007	$12,747,689
From the Collection Account	4,536,205
From the Capitalized Interest Account	—
To the Trustee	—
To the Class A Noteholders for Interest
A-1	(2,867,988)
A-2	(2,084,535)
A-3	(3,773,553)
A-4	(4,502,244)
A-5	(1,617,092)
To the Class B Noteholders for Interest	—
Ending Future Distribution fund Balance 12/26/2007	$2,438,484

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Quarterly Distribution Date - 12/26/07

Collection Period - September 1, 2007 - November 30, 2007

2. Notes Balances	Original Balance	Beginning Balance	Interest Paid	Principal Paid	Ending Balance	Current Factor
Senior FRN:
A-1	$237,000,000	$237,000,000	$3,900,224	$22,111,347	$214,888,653	0.9067
A-2	155,000,000	155,000,000	2,569,724	—	155,000,000	1.0000
A-3	279,000,000	279,000,000	4,651,078	—	279,000,000	1.0000
A-4	331,000,000	331,000,000	5,548,287	—	331,000,000	1.0000
A-5	118,000,000	118,000,000	1,992,361	—	118,000,000	1.0000
Subtotal	1,120,000,000	1,120,000,000	18,661,675	22,111,347	1,097,888,653	0.9813
Subordinate ARN:
B-1	45,000,000	45,000,000	667,800	—	45,000,000	1.0000
Subtotal	45,000,000	45,000,000	667,800	—	45,000,000	1.0000
Subordinate FRN:
C-1	35,000,000	35,000,000	616,621	—	35,000,000	1.0000
Subtotal	35,000,000	35,000,000	616,621	—	35,000,000	1.0000

Total	$1,200,000,000	$1,200,000,000	$19,946,096	$22,111,347	$1,177,888,653	0.9816

3. Portfolio Overview	08/31/07	09/30/07	Change	10/31/07	Change	11/30/07

Beginning Balance	$923,359,684	$922,557,641	$121,296,658	$1,043,854,298	$(2,955,125)	$1,040,899,173
Loans Purchased	2,651,916	123,633,781	(123,387,759)	246,022	(246,022)	—
Loans Repurchased	—	—	—	—	—	—
Loans Sold	—	—	—	—	—	—
Loans Repaid	(3,847,265)	(3,203,569)	(124,212)	(3,327,781)	769,821	(2,557,960)
Claims Paid	(809,325)	(664,455)	(570,611)	(1,235,066)	(2,013,054)	(3,248,120)
Capitalized Interest	1,204,545	1,526,957	(180,140)	1,346,818	(220,946)	1,125,872
Servicer Adjustments	(1,914)	3,943	10,940	14,883	(39,558)	(24,674)
Ending Balance	$922,557,641	$1,043,854,298	$(2,955,125)	$1,040,899,173	$(4,704,883)	$1,036,194,291
Accrued Interest	$12,296,327	$13,630,044	$(460,113)	$13,169,931	$1,041,606	$14,211,537
SAP Receivable	3,656,042	5,389,310	(3,725,763)	1,663,547	1,373,002	3,036,549
Servicer Payments Due	207,025	903,018	134,881	1,037,899	(819,915)	217,983
Trust Cash Accounts	230,930,550	67,837,430	13,386,286	81,223,716	8,426,209	89,649,925
Total Assets	$1,169,647,585	$1,131,614,100	$6,380,166	$1,137,994,266	$5,316,019	$1,143,310,285
Senior Notes	$1,120,000,000	$1,097,888,653	$—	$1,097,888,653	$—	$1,097,888,653
Subordinate Notes	80,000,000	80,000,000	—	80,000,000	—	80,000,000
Accrued Liabilities	10,727,399	2,251,745	5,303,477	7,555,222	5,162,422	12,717,644
Total Liabilities	$1,210,727,399	$1,180,140,398	$5,303,477	$1,185,443,875	$5,162,422	$1,190,606,298
Selected Statistics:
Asset Coverage (a)	96.58%	95.88%	0.09%	95.97%	0.01%	95.98%
Asset Coverage (aaa)	103.48%	102.87%	0.10%	102.96%	0.01%	102.98%
Subordinate %	6.67%	6.79%	0.00%	6.79%	0.00%	6.79%
WA Coupon	5.66%	5.71%	0.00%	5.71%	0.00%	5.71%
Daily Avg 1 Mon Libor	5.47%	5.49%	-0.79%	4.71%	0.06%	4.77%
Avg 3 Mon Libor	5.46%	5.49%	-0.60%	4.89%	0.07%	4.96%
Average Balance	$39,081	$39,283	31	$39,313	9	$39,323
WA Rem. Mo.	291.7	292.2	(0.4)	291.8	(0.7)	291.1
Number of Loans	23,606	26,573	(96)	26,477	(126)	26,351
Estimated % CPR	2.36%	1.63%	1.58%	3.21%	-0.62%	2.59%

4. Trust Cash Accounts	08/31/07	09/30/07	Change	10/31/07	Change	11/30/07
Collection acct.	$11,730,530	$6,904,469	$9,209,616	$16,114,085	$3,914,341	$20,028,426
Reserve acct.	2,761,717	2,306,394	—	2,306,394	—	2,306,394
Prefunding acct.	140,360,612	—	—	—	—	—
Add-on Consol acct.	20,229,644	17,641,066	(246,022)	17,395,044	—	17,395,044
Capitalized Int. acct.	36,960,622	36,960,622	—	36,960,622	—	36,960,622
Future Distribution Fund	18,887,425	4,024,879	4,422,692	8,447,571	4,511,868	12,959,439
Total	$230,930,550	$67,837,430	$13,386,286	$81,223,716	$8,426,209	$89,649,925

5. Accrued Liabilities	08/31/07	09/30/07	Change	10/31/07	Change	11/30/07
Accrued Liabilities
Interest Payable	$15,142,997	$1,099,379	$5,218,422	$6,317,802	$5,047,872	$11,365,673
Admin Fee Payable	1,169,267	1,152,366	85,055	1,237,420	114,551	1,351,971
Total	$16,312,264	$2,251,745	$5,303,477	$7,555,222	$5,162,422	$12,717,644

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Quarterly Distribution Date - 12/26/07

Collection Period - September 1, 2007 - November 30, 2007

6. Claims in process	08/31/07	09/30/07	Change	10/31/07	Change	11/30/07

Beginning Balance	$2,139,394	$2,026,369	$4,146,745	$6,173,114	$(2,268,318)	$3,904,796
Net Claims Filed	699,714	4,821,579	(5,843,662)	(1,022,083)	1,782,655	760,572
Net Settlements	(812,739)	(674,834)	(571,401)	(1,246,235)	(2,127,507)	(3,373,742)
Administrative	—	—	—	—	—	—
Net Rejects	—	—	—	—	—	—

Total	$2,026,369	$6,173,114	$(2,268,318)	$3,904,796	$(2,613,170)	$1,291,627

7. Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
4-Year	0.00%	$—	0.00%	—	0.00%	$—
2-Year	0.00%	—	0.00%	—	0.00%	—
Proprietary	0.00%	—	0.00%	—	0.00%	—
Graduate	0.00%	—	0.00%	—	0.00%	—
Other/Unknown	5.71%	1,036,194,291	100.00%	26,351	100.00%	39,323

Total	5.71%	$1,036,194,291	100.00%	26,351	100.00%	$39,323

8. Loans by Status ($)	09/30/07	Distribution	10/31/07	Distribution	11/30/07	Distribution
In Repayment, days DQ
0-30	$613,225,525	58.75%	$596,113,808	57.27%	$582,293,054	56.20%
31-60	36,773,269	3.52%	39,781,311	3.82%	38,802,254	3.74%
61-90	16,565,501	1.59%	19,082,973	1.83%	19,200,627	1.85%
91-120	7,916,194	0.76%	9,117,586	0.88%	9,492,669	0.92%
121-150	6,565,084	0.63%	5,644,551	0.54%	7,188,695	0.69%
151-180	4,286,088	0.41%	4,562,679	0.44%	4,525,732	0.44%
181-210	3,384,489	0.32%	3,377,685	0.32%	3,424,712	0.33%
211-240	2,326,281	0.22%	2,226,546	0.21%	2,515,569	0.24%
241-270	2,210,225	0.21%	2,064,496	0.20%	1,948,276	0.19%
270+	—	0.00%	1,986,585	0.19%	2,646,157	0.26%
Total repayment	$693,252,656	66.41%	$683,958,219	65.71%	$672,037,745	64.86%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	228,646,186	21.90%	233,791,878	22.46%	234,477,385	22.63%
Forbearance	115,782,342	11.09%	119,244,280	11.46%	128,387,534	12.39%
Claims in Process	6,173,114	0.59%	3,904,796	0.38%	1,291,627	0.12%
Administrative	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%
Total	$1,043,854,298	100.00%	$1,040,899,173	100.00%	$1,036,194,291	100.00%

9. Loans by Status (#)	09/30/07	Distribution	10/31/07	Distribution	11/30/07	Distribution
In Repayment, days DQ
0-30	16,691	62.81%	16,245	61.36%	15,941	60.49%
31-60	942	3.54%	1,053	3.98%	1,004	3.81%
61-90	435	1.64%	482	1.82%	506	1.92%
91-120	213	0.80%	238	0.90%	254	0.96%
121-150	186	0.70%	147	0.56%	186	0.71%
151-180	134	0.50%	135	0.51%	120	0.46%
181-210	103	0.39%	98	0.37%	105	0.40%
211-240	74	0.28%	81	0.31%	78	0.30%
241-270	68	0.26%	64	0.24%	71	0.27%
270+	—	0.00%	61	0.23%	82	0.31%
Total repayment	18,846	70.92%	18,604	70.26%	18,347	69.63%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	5,081	19.12%	5,222	19.72%	5,229	19.84%
Forbearance	2,497	9.40%	2,557	9.66%	2,741	10.40%
Claims in Process	149	0.56%	94	0.36%	34	0.13%
Administrative	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%
Total	26,573	100.00%	26,477	100.00%	26,351	100.00%

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Quarterly Distribution Date - 12/26/07

Collection Period - September 1, 2007 - November 30, 2007

10. Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current month)
ASA	5.67%	$32,896,515	3.17%	623	2.36%	$52,803
Great Lakes	5.71%	1,002,658,735	96.76%	25,709	97.56%	39,000
ECMC	5.37%	639,040	0.06%	19	0.07%	33,634

Total	5.71%	$1,036,194,291	100.00%	26,351	100.00%	$39,323

11. Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current month)
ACS	5.67%	$33,535,555	3.24%	642	2.44%	99.00%
Great Lakes	5.71%	1,002,658,735	96.76%	25,709	97.56%	99.00%

Total	5.71%	$1,036,194,291	100.00%	26,351	100.00%	99.00%

12. Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
Subsidized Stafford	0.00%	$—	0.00%	—	0.00%	$—
Unsubsidized Stafford	0.00%	—	0.00%	—	0.00%	—
PLUS	0.00%	—	0.00%	—	0.00%	—
Consolidation	5.71%	1,036,194,291	100.00%	26,351	100.00%	39,323
Non-FFELP	0.00%	—	0.00%	—	0.00%	—

Total	5.71%	$1,036,194,291	100.00%	26,351	100.00%	$39,323

13. Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
<4%	3.47%	$112,709,915	10.88%	2,564	9.73%	$43,959
4-5%	4.52%	243,872,649	23.54%	5,610	21.29%	43,471
5-6%	5.41%	219,575,745	21.19%	5,114	19.41%	42,936
6-7%	6.48%	216,778,387	20.92%	5,895	22.37%	36,773
7-8%	7.31%	175,621,264	16.95%	5,272	20.01%	33,312
8+%	8.13%	67,636,331	6.53%	1,896	7.20%	35,673

Total	5.71%	$1,036,194,291	100.00%	26,351	100.00%	$39,323

14. Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior month )
0-60	$57,844	0.01%	5	0.02%	$11,569	$12,833
61-120	1,271,677	0.12%	186	0.71%	6,837	6,870
121-180	44,974,355	4.34%	3,075	11.67%	14,626	14,598
181-240	287,139,133	27.71%	10,699	40.60%	26,838	26,821
241-300	247,499,684	23.89%	6,387	24.24%	38,751	38,479
301-360	312,875,416	30.19%	4,417	16.76%	70,834	70,440
361+	142,376,183	13.74%	1,582	6.00%	89,998	89,873

Total	$1,036,194,291	100.00%	26,351	100.00%	$39,323	$39,313

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Quarterly Distribution Date - 12/26/07

Collection Period - September 1, 2007 - November 30, 2007

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	5.71%	$1,036,194,291	100.00%	26,351	100.00%	$39,323

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Prior to April 01, 2006	5.71%	$639,040	0.06%	19	0.07%	$33,634
On or After April 01, 2006	5.71%	1,035,555,250	99.94%	26,332	99.93%	39,323
Total	5.71%	$1,036,194,291	100.00%	$26,351	100.00%	$39,323

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance

$9,999.99 or less	6.72%	5,276,057	0.51%	761	2.89%	$6,933
$10,000 - $14,999	6.62%	15,899,051	1.53%	1,256	4.77%	12,658
$15,000 - $19,999	6.00%	44,464,597	4.29%	2,508	9.52%	17,729
$20,000 - $24,999	5.96%	101,851,361	9.83%	4,528	17.18%	22,494
$25,000 - $29,999	5.89%	92,602,627	8.94%	3,387	12.85%	27,341
$30,000 - $39,999	5.76%	166,531,969	16.07%	4,803	18.23%	34,672
$40,000 - $49,999	5.68%	136,657,228	13.19%	3,057	11.60%	44,703
$50,000 - $59,999	5.54%	103,898,457	10.03%	1,907	7.24%	54,483
$60,000 - $69,999	5.49%	90,565,985	8.74%	1,401	5.32%	64,644
$70,000 - $79,999	5.53%	62,159,966	6.00%	832	3.16%	74,711
$80,000 - $89,999	5.53%	46,876,676	4.52%	554	2.10%	84,615
$90,000 - $99,999	5.65%	34,411,848	3.32%	364	1.38%	94,538
$100,000 - $124,999	5.58%	56,525,277	5.46%	510	1.94%	110,834
$125,000 - $149,999	5.51%	30,489,766	2.94%	225	0.85%	135,510
$150,000 or greater	5.60%	47,983,428	4.63%	258	0.98%	185,982

Total	5.71%	$1,036,194,291	100.00%	26,351	100.00%	$39,323

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.82%	$2,190,280	0.21%	70	0.27%	$31,858
AL	5.66%	16,356,814	1.58%	387	1.47%	42,008
AR	5.89%	7,316,925	0.71%	193	0.73%	37,786
AZ	5.73%	19,857,527	1.92%	506	1.92%	39,777
CA	5.72%	105,041,791	10.14%	2,601	9.87%	40,298
CO	5.81%	21,194,160	2.05%	536	2.03%	39,408
CT	5.88%	11,034,333	1.06%	306	1.16%	36,459
DC	5.27%	5,000,311	0.48%	102	0.39%	50,238
DE	5.74%	2,948,412	0.28%	80	0.30%	36,474
FL	5.81%	52,398,772	5.06%	1,277	4.85%	40,895
GA	5.65%	39,148,331	3.78%	925	3.51%	42,555
HI	5.93%	5,210,813	0.50%	135	0.51%	38,186
IA	5.53%	12,572,436	1.21%	364	1.38%	34,574
ID	5.56%	6,242,898	0.60%	164	0.62%	38,130
IL	5.69%	46,748,003	4.51%	1,151	4.37%	40,441
IN	5.91%	16,996,867	1.64%	455	1.73%	37,324
KS	5.63%	11,303,947	1.09%	279	1.06%	40,535
KY	5.72%	10,885,723	1.05%	289	1.10%	37,636
LA	6.03%	12,943,223	1.25%	344	1.31%	37,687
MA	5.73%	23,113,877	2.23%	584	2.22%	39,807
MD	5.74%	26,689,395	2.58%	608	2.31%	43,895
ME	5.78%	3,926,976	0.38%	106	0.40%	36,911
MI	5.63%	39,492,890	3.81%	947	3.59%	41,651
MN	5.64%	20,975,641	2.02%	634	2.41%	33,167
MO	5.62%	19,331,072	1.87%	482	1.83%	40,085
MS	5.77%	10,234,685	0.99%	265	1.01%	39,070
MT	5.78%	2,809,023	0.27%	75	0.28%	37,623
NC	5.87%	28,914,161	2.79%	751	2.85%	38,227
ND	5.78%	3,141,106	0.30%	107	0.41%	29,223
NE	5.73%	4,789,624	0.46%	128	0.49%	37,464
NH	5.75%	4,746,360	0.46%	121	0.46%	39,278
NJ	5.73%	33,093,080	3.19%	819	3.11%	40,679
NM	5.82%	5,381,434	0.52%	148	0.56%	36,485
NV	5.64%	6,648,153	0.64%	168	0.64%	39,325
NY	5.62%	87,250,676	8.42%	2,226	8.45%	39,243
OH	5.72%	50,575,397	4.88%	1,300	4.93%	38,632
OK	5.76%	9,774,511	0.94%	251	0.95%	39,435
OR	5.39%	15,925,519	1.54%	401	1.52%	39,589
PA	5.68%	44,931,274	4.34%	1,171	4.44%	38,074
RI	5.73%	3,212,113	0.31%	79	0.30%	40,945
SC	5.82%	17,325,191	1.67%	460	1.75%	37,433
SD	5.51%	4,247,038	0.41%	127	0.48%	33,481
TN	5.79%	16,253,598	1.57%	410	1.56%	39,334
TX	5.81%	56,765,602	5.48%	1,490	5.65%	38,094
UT	5.75%	5,004,656	0.48%	136	0.52%	36,364
VA	5.68%	26,727,736	2.58%	670	2.54%	39,201
VT	5.64%	2,623,786	0.25%	51	0.19%	51,623
WA	5.59%	24,350,807	2.35%	616	2.34%	39,425
WI	5.72%	17,416,152	1.68%	501	1.90%	34,898
WV	5.52%	5,841,092	0.56%	156	0.59%	37,605
WY	5.75%	1,496,288	0.14%	42	0.16%	34,631
Other	5.55%	7,793,815	0.75%	157	0.60%	49,715
Total	5.71%	$1,036,194,291	100.00%	26,351	100.00%	$39,323

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Quarterly Distribution Date - 12/26/07

Collection Period - September 1, 2007 - November 30, 2007

WA Remaining Term by Status		Deferment	Forbearance	Repayment		Remaining Term
Deferment		12	—	303		316
Forbearance		—	4	304		308
Repayment		—	—	279		279
Total		3	0	287		291

Note Interest Rates	9/20/07	10/18/07	11/15/07	12/11/07	12/26/07	Ending Balance
Senior FRN:
A-1	5.39%	5.22%	5.22%	5.22%	4.88%	$185,172,659
A-2	5.43%	5.26%	5.26%	5.26%	4.92%	155,000,000
A-3	5.46%	5.29%	5.29%	5.29%	4.95%	279,000,000
A-4	5.49%	5.32%	5.32%	5.32%	4.98%	331,000,000
A-5	5.53%	5.36%	5.36%	5.36%	5.02%	118,000,000
A-6						N/A
Subtotal						$1,068,172,659
Subordinate ARN:
B	6.70%	6.08%	5.90%	6.60%	6.60%	45,000,000
Subtotal						45,000,000
Subordinate FRN:
C	5.77%	5.60%	5.60%	5.60%	5.26%	35,000,000
Subtotal				—		35,000,000

Total						$1,148,172,659